Accrued Interest Receivable	12 Months Ended
Dec. 31, 2012
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable

NOTE 6 Accrued Interest Receivable

Accrued interest receivable at December 31 is summarized as follows:

(Dollars in thousands)	2012	2011
Securities available for sale	$332	553
Loans receivable	1,686	1,896

	$2,018	2,449